Sales and Operating Revenue to External Customers by Product Category in CPS and PDS Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenue from External Customer [Line Items]
Sales and operating revenue	¥ 6,800,851	¥ 6,493,212	¥ 7,181,273
Imaging Products & Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	726,774	756,625	906,439
Imaging Products & Solutions | Digital Imaging Products
Revenue from External Customer [Line Items]
Operating revenue from external customers	449,724	489,526	628,358
Imaging Products & Solutions | Professional Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	259,899	256,871	268,687
Imaging Products & Solutions | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	17,151	10,228	9,394
Game
Revenue from External Customer [Line Items]
Operating revenue from external customers	527,110	679,899	744,601
Mobile Products & Communications
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,220,013	622,415	631,514
Mobile Products & Communications | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	6,259	5,867	6,314
Mobile Products & Communications | Mobile Communications
Revenue from External Customer [Line Items]
Operating revenue from external customers	733,622	77,732
Mobile Products & Communications | Personal and Mobile Products
Revenue from External Customer [Line Items]
Operating revenue from external customers	480,132	538,816	625,200
Home Entertainment & Sound
Revenue from External Customer [Line Items]
Operating revenue from external customers	993,822	1,282,728	1,712,324
Home Entertainment & Sound | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	7,323	8,569	9,153
Home Entertainment & Sound | LCD televisions
Revenue from External Customer [Line Items]
Operating revenue from external customers	581,475	840,359	1,200,487
Home Entertainment & Sound | Audio and Video
Revenue from External Customer [Line Items]
Operating revenue from external customers	405,024	433,800	502,684
Devices
Revenue from External Customer [Line Items]
Operating revenue from external customers	583,968	677,208	771,350
Devices | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	10,399	4,209	2,864
Devices | Semiconductors
Revenue from External Customer [Line Items]
Operating revenue from external customers	301,915	377,177	359,321
Devices | Components
Revenue from External Customer [Line Items]
Operating revenue from external customers	271,654	295,822	409,165
Pictures
Revenue from External Customer [Line Items]
Operating revenue from external customers	732,127	656,097	599,654
Music
Revenue from External Customer [Line Items]
Operating revenue from external customers	431,719	430,751	457,771
Financial Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,004,623	868,971	798,495
All Other
Revenue from External Customer [Line Items]
Operating revenue from external customers	532,558	465,745	449,778
Corporate
Revenue from External Customer [Line Items]
Operating revenue from external customers	¥ 48,137	¥ 52,773	¥ 109,347